Income Taxes - Summary of Unrecognized Tax Benefit (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Income Tax Disclosure [Abstract]
Unrecognized tax benefits beginning balance	¥ 290,679,902		¥ 261,641,717
Increases - tax positions in the current period	108,672,095		37,621,483
Decreases - tax positions in prior period	(70,531,716)		(8,583,298)
Unrecognized tax benefits - ending balance	¥ 328,820,281	$ 51,599,077	¥ 290,679,902